Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the years presented (in thousands, except share and per share data):

	2023	2022
Years ended December 31,	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(36,590)	$(23,673)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	759,814	751,568
Net loss per share attributable to common stockholders – basic and diluted	(48.16)	(31.50)

CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,313,094	$1,291,832	$189,558	$191,955
Denominator:
Basic and diluted weighted average shares outstanding	3,799,016	3,737,500	3,690,831	3,737,500
Basic and diluted net income per ordinary share	$0.24	$0.24	$0.05	$0.05

	For the Six Months Ended June 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,207,966	$1,151,113	$361,341	$180,421
Denominator:
Basic and diluted weighted average shares outstanding	3,922,090	3,737,500	7,485,358	3,737,500
Basic and diluted net income per ordinary share	$0.21	$0.21	$0.05	$0.05

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(1,320,475)	$(812,860)	$859,540	$207,944
Denominator:
Basic and diluted weighted average shares outstanding	6,071,500	3,737,500	15,449,000	3,737,500
Basic and diluted net (loss) income per ordinary share	$(0.22)	$(0.22)	$0.06	$0.06